Post-employment benefits	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Post-employment benefits
33	Post-employment benefits

	December 31, 2017	December 31, 2016
Futura	44,431	43,401
Futura II	1,237	163
Comgás	439,791	397,916

	485,459	441,480

Pension plan

Defined contribution

The Company provides defined contribution plans to all employees. The plan assets are held Futura plan (Futura II – Supplementary Pension Entity) and Comgás Pension Plan – PLAC. The Company and its subsidiaries do not have a legal or constructive obligation to pay further contributions if the fund does not have sufficient assets to pay all of the benefits owed.

During the year ended December 31, 2017, the amount of sponsor contributions to the plans was R$ 327 (R$ 212 on December 31, 2016).

Actuarial liabilities

Defined benefit

Defined benefit plan paid off, whose active participants have a paid-up benefit calculated in accordance with the regulation, which is being updated to the date of receipt by the plan of readjustment index, which leads the company to adopt such a provision the present value of benefits and that assisted participants receive annuity under the plan. The main actuarial risks are:

(i)	higher survival to that specified in mortality tables;

(ii)	the return on equity under the actuarial discount rate plus the accumulated IGP-DI; and

(iii)	real family structure of different retirees established hypothesis.

The Company contributes to the following post-employment defined benefit plans:

•	Futura:

The subsidiary CLE sponsors the Futura – Supplementary Pension Entity (“Futura”), formerly Previd Exxon – Private Pension Entity, which has the main objective supplemental benefits, within certain limits established in the regulations of the Retirement Plan. This plan was amended to close it to new entrants and approved by the relevant authorities on May 5, 2011. During the year ended December 31, 2017, the amounts of contributions totaled R$ 3,896 (R$ 4,571 for the year ended December 31, 2016). The weighted average duration of obligation is 11.3 years. In 2018 the subsidiary expects to make a contribution in the amount of R$ 4,051 in relation to its defined benefit plan

•	Comgás:

Obligations relating to post-employment benefit plans, which include medical assistance and incentive retirement, sick pay and disability benefits are recorded in accordance with CVM Deliberation 695.

The defined benefit pension plan is governed by the employment laws of the Brazil, which require final salary payments to be adjusted for the consumer price index upon payment during retirement. The level of benefits provided depends on the member’s length of service and salary at retirement age. During the year ended December 31, 2017, the amounts of contributions totaled R$ 22,796 (R$ 23,588 for the year ended December 31, 2016). The weighted average duration of obligation is 13.7 years.

Details of the present value of the defined benefit obligation and the fair value of plan assets are as follows:

	December 31, 2017	December 31, 2016
Actuarial obligation at beginning of the year	830,585	654,329
Current service cost	271	238
Interest expense	86,138	84,017
Actuarial (gain) loss arising from financial assumptions	72,223	(2,340)
Actuarial (gain) loss arising from experience adjustment	(30,303)	52,301
Benefits payment	(56,128)	(55,648)

Actuarial obligation at the end of the year	902,786	732,897

Fair value of plan assets at beginning of the year	(388,142)	(361,026)
Interest income	(40,577)	(45,453)
Earnings on assets greater than discount rate	(16,634)	(9,151)
Contributions paid	(3,896)	(4,572)
Benefit payments	33,332	32,060

Fair value of plan assets end of the year	(415,917)	(388,142)

Superplus (deficit) for the year	486,869	344,755

Net defined benefit liability	486,869	344,755

Total expense recognized in profit or loss is as follow:

	December 31, 2017	December 31, 2016
Current service cost	(271)	(238)
Interest expense	(46,312)	(39,892)

	(46,583)	(40,130)

Total amount recognized as accumulated other comprehensive income:

	December 31, 2017	December 31, 2016
Accumulated at the initial of the year	252,473	116,430
Actuarial (gain) loss arising from financial assumptions	(7,865)	94,070
Actuarial (gain) loss arising from experience adjustment	(1,845)	51,124
Earnings on assets greater than discount rate	(16,634)	(9,151)

Accumulated at the end of the year	226,129	252,473

The plan assets are comprised of the following:

	December 31, 2017		December 31, 2016
	Amount	%	Amount	%
Fixed income bonds	408,347	93.95	364,659	93.95
Variable-income securities	3,411	5.00	19,407	5.00
Other	4,159	1.05	4,075	1.05

	415,917	100.00	388,141	100.00

Plan assets are comprised of financial assets with quoted prices in active markets and therefore are classified as Level 1 and Level 2 in the valuation hierarchy of fair value. The overall expected rate of return on plan assets is determined based on prevailing market expectations on that date, applicable to the period over which the obligation is to be settled.

The main assumptions used to determine the benefit obligations of the Company are as follows:

	Futura		Comgás
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Discount rate	9.55%	10.84%	9.52%	10.83%
Inflation rate	4.00%	4.50%	4.00%	4.50%
Future salary increases	N/A	N/A	7.12%	7.64%
Increase in pension plans	4.00%	4.50%	4.00%	4.50%

Sensitivity analysis

Changes in the discount rate for the balance sheet date in one of the relevant actuarial assumptions, while maintaining other assumptions, would have affected the defined benefit obligation as shown below:

	Discount rate
	Increase	Decrease
	0.05%	0.05%
Futura	(21,739)	23,800
Futura II	(93)	98
Comgás	(27,459)	30,977

There was no change in relation to previous years in the methods and assumptions used in preparing the sensitivity analysis.